Capital Stock (Narrative - Equity) (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 08, 2016 USD ($) installment shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Class of Stock [Line Items]
Affiliation agreement, number of annual installments | installment	3
Affiliation agreement, annual installment payment, equity or cash, amount | $	$ 16,670
Affiliation agreement, value of agreement | $	$ 50,000
Class A Voting Common Shares
Class of Stock [Line Items]
Authorized common shares (in shares)		500,000,000	500,000,000	500,000,000
Affiliation agreement, annual installment payment, equity or cash, amount | $		$ 8,300
Affiliation Agreement, Annual Installment Payment, Shares Issued		266,667
Class B Non-Voting Common Shares
Class of Stock [Line Items]
Authorized common shares (in shares)		500,000,000	500,000,000	500,000,000
Affiliation agreement, annual installment payment, equity or cash, amount | $		$ 8,300
Affiliation Agreement, Annual Installment Payment, Shares Issued		278,334
Starz | Class A Voting Common Shares
Class of Stock [Line Items]
Reclassification of common shares, shares	74,200,000
Starz | Class B Non-Voting Common Shares
Class of Stock [Line Items]
Reclassification of common shares, shares	74,200,000
Common Shares | Starz | Class A Voting Common Shares
Class of Stock [Line Items]
Conversion of Stock, Shares Issued	0.5
Common Shares | Starz | Class B Non-Voting Common Shares
Class of Stock [Line Items]
Conversion of Stock, Shares Issued	0.5
Starz Dissenting Shareholders | Starz
Class of Stock [Line Items]
Outstanding equity interests (in shares)	25,000,000	22,500,000	22,500,000
Starz Dissenting Shareholders | Starz | Class B Non-Voting Common Shares
Class of Stock [Line Items]
Purchase price, common shares issued or issuable (in shares)			15,300,000